Related Party Disclosures	12 Months Ended
Dec. 31, 2018
Related Party Disclosures
Related Party Disclosures

8. Related Party Disclosures

The Trusts pay the Manager a monthly management fee, calculated and accrued daily and payable monthly in arrears on the last day of each month. Management fees are unique to each Trust and are subject to applicable taxes.